Forward Purchase Agreement and Non Redemption Agreement (Details) - USD ($)					3 Months Ended
	Mar. 22, 2024	Feb. 02, 2024	Jan. 17, 2024	Dec. 13, 2023	Mar. 31, 2024	Mar. 15, 2024	Mar. 13, 2024	Dec. 31, 2023
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.0001			$ 0.0001
Derivative liability (in Dollars)					$ 41,811,450
Redemption price (in Dollars per share)					$ 18
Cash payment (in Shares)		7,352
Trust account (in Dollars)		$ 80,241
Shares issued (in Shares)					200,000
Additional shares (in Shares)	8,038,537		5,838,537
Cash payment paid to backstop investors (in Dollars)					$ 13,937,997
Price per unit (in Dollars per share)		$ 4.53			$ 2.75			$ 18
Value per unit (in Dollars per share)					0.0001
Warrant exercise price per share (in Dollars per share)					0.0001
Prefunded Warrant [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Warrant exercise price per share (in Dollars per share)					0.0001
Series A Warrants [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Price per unit (in Dollars per share)					2.75	$ 1.74
Warrant exercise price per share (in Dollars per share)					$ 0.75
Share of common stock (in Shares)					10,266,664
Series B Warrants [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Price per unit (in Dollars per share)					$ 2.75	$ 1.74
Share of common stock (in Shares)					25,666,660
Forward Purchase Agreement [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Purchase price percentage				9.90%	9.90%
Shares outstanding, percentage				9.90%	9.90%
Prepayment shortfall for purchase agreement				0.50%	0.50%
Proceeds from sale equal to prepayment shortfall percentage				100.00%	100.00%
Payment of cash (in Dollars)				$ 200,000	$ 200,000
Derivative liability (in Dollars)								$ 35,576,596
Reimbursement amount (in Dollars)		$ 2,193,800
Shares issued (in Shares)		200,000
Non-Redemption Agreement [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Derivative liability (in Dollars)								$ 11,152,000
Issued and outstanding shares percentage				9.99%	9.99%
Redemption price (in Dollars per share)		$ 4		$ 4
Common Stock [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.0001
Price per unit (in Dollars per share)					$ 0.15
NUBI Shares [Member] | Forward Purchase Agreement [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Ownership limitation percentage				9.90%	9.90%
Class A Ordinary Shares [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Redemption price (in Dollars per share)					$ 18
Shares issued (in Shares)								123,500
Class A Ordinary Shares [Member] | Forward Purchase Agreement [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Private Placement [Member]
Forward Purchase Agreement and Non Redemption Agreement [Line Items]
Shares issued (in Shares)							5,133,332
Gross proceeds (in Dollars)					$ 3,850,000
Aggregate issued shares (in Shares)					5,133,332
Price per unit (in Dollars per share)					$ 0.75